Trade receivables - Movement in provision for trade receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ (57)	$ (55)	$ (68)
Provisions for doubtful trade receivables charged to the Consolidated Income Statement	(26)	(40)	(20)
Utilization of provisions for doubtful trade receivables	14	7	8
Reversal of provisions for doubtful trade receivables	26	28	23
Currency translation effects	(1)	3	2
Ending balance	$ (44)	$ (57)	$ (55)